Debt - Warehouse Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jun. 30, 2022	Nov. 30, 2021
Warehouse Borrowings
Maximum Borrowing Capacity				$ 550,000
Balance Outstanding	$ 285,539	$ 151,932		37,795
One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)	0.10%
Warehouse borrowings
Warehouse Borrowings
Maximum Borrowing Capacity	$ 615,000
Balance Outstanding	285,539	151,932
Information on warehouse borrowings
Amount outstanding	336,648	810,818
Average balance outstanding for the year	191,794	252,565
UPB of underlying collateral (mortgage loans)	$ 296,841	$ 153,675
Weighted average rate for period (as a percent)	3.41%	3.74%
Repurchase agreement 1
Warehouse Borrowings
Maximum Borrowing Capacity	$ 65,000				$ 50,000
Balance Outstanding	$ 30,009	$ 49,963
Repurchase agreement 1 | Minimum
Warehouse Borrowings
Allowable Advance Rates (as a percent)	90.00%
Repurchase agreement 1 | Minimum | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)	2.00%
Repurchase agreement 1 | Maximum
Warehouse Borrowings
Allowable Advance Rates (as a percent)	98.00%
Repurchase agreement 1 | Maximum | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)	2.25%
Repurchase agreement 2
Warehouse Borrowings
Maximum Borrowing Capacity	$ 200,000		$ 50,000	200,000
Balance Outstanding	$ 153,006	51,310		19,838
Allowable Advance Rates (as a percent)	100.00%
Repurchase agreement 2 | One Month LIBOR
Warehouse Borrowings
Interest margin over base rate (as a percent)	1.75%
Repurchase agreement 3
Warehouse Borrowings
Maximum Borrowing Capacity	$ 300,000			300,000
Balance Outstanding	$ 56,794	$ 50,659		6,136
Allowable Advance Rates (as a percent)	100.00%
Repurchase agreement 3 | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)	(0.375%)
Repurchase agreement 4
Warehouse Borrowings
Maximum Borrowing Capacity	$ 50,000			50,000
Balance Outstanding	$ 45,730			$ 11,821
Allowable Advance Rates (as a percent)	99.00%
Repurchase agreement 4 | Minimum | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)	(0.50%)
Repurchase agreement 4 | Maximum | Note Rate
Warehouse Borrowings
Interest margin over base rate (as a percent)	(0.75%)